Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Disclosure of credit risk exposure [line items]
VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates	$ 181.4	$ 186.9
Environmental trust funds | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	88.1	79.3
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	82.3	53.2
Loan advanced – contractor | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27.3	68.4
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5.1	113.3
Cash and cash equivalents | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 524.7	$ 886.8